CAPITAL AND FINANCIAL RISK MANAGEMENT (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Senior secured term loan annual rate	11.25%
Senior secured term loan fixed rate	1.50%
Gross Increase Interest Income	$ 0	$ 31,000
Net interest income	$ 467,500	$ 0